Post-Employment Benefit Costs - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Retirement Benefits Plan [Line Items]
Post employment benefit plan employer matching contribution percent of match	125.00%
Percentage of registered retirement savings plan contribution limit to be paid by employer	56.00%
Percentage of employee salary eligible for Registered Retirement Savings Plan contribution by employee	8.00%
Supplemental employee retirement plan [member]
Retirement Benefits Plan [Line Items]
Description of retirement benefits promised to participants	Interest on this benefit accrues annually based on the 5-year Government of Canada bond rate
Retirement plan benefits vesting period	5 years
Retirement plan benenfits period over which the same shall be distributed	10 years
Supplemental employee retirement plan [member] | Bottom of range [member]
Retirement Benefits Plan [Line Items]
Agggregate percentage of employees base salary and target bonus net of amount paid to group RRSP	10.00%
Supplemental employee retirement plan [member] | Top of range [member]
Retirement Benefits Plan [Line Items]
Agggregate percentage of employees base salary and target bonus net of amount paid to group RRSP	15.00%